Supplementry Financial Statement Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplementry Financial Statement Information [Abstract]
Revenue recognition, percentage		97.00%
Revenue recognized that was included in the contract liability balance		$ 175	$ 939
Deferred revenue that is expected to be recognized during next year	$ 387
Write down	$ 229		$ 704
Share option and warrants exercisable (in Shares)	1,492,017
Share options that are in the money (in Shares)	350,250